Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities Details 1
Proceeds from sales of securities	$ 9,369	$ 3,310	$ 6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment			$ 94